Commitments and Contingent Liabilities - Schedule of Commitment and Contingent Liabilities (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Long-term debt obligations
2021	$ 68,340
2022	72,621
2023	73,434
2024	329,519
2025	267,452
Thereafter	607,893
Total debt	1,419,259
Newbuildings
2021	382,200
2022	0
2023	0
2024	0
2025	0
Thereafter	0
Total	382,200
Total
2021	450,540
2022	72,621
2023	73,434
2024	329,519
2025	267,452
Thereafter	607,893
Total	$ 1,801,459